Trade and other receivables (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Trade And Other Receivables [Abstract]
Trade receivables	€ 10,182	€ 11,186
Financing receivables
- for operating purposes - short-term	84	86
- for operating purposes - current portion of long-term receivables	23	72
- for non-operating purposes	209	385
Financing Receivable	316	543
Other receivables
- from disposals	597	171
- other	4,642	5,693
Other receivables	5,239	5,864
Trade and other current receivables	€ 15,737	€ 17,593